Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000015930 | Hawaii State, Airports System Authority8083668
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015930 | Hawaii State, Department of Budget & Finance8083747
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015930 | Hawaii State, Housing Finance & Development8083876
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015930 | Hawaii State, Housing Finance & Development8083868
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015930 | Hawaii State, Harbor System Revenue8083827
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015930 | Honolulu Hawaii City & County8083946
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | Hawaii State, Housing Finance & Development8083873
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | Honolulu Hawaii City & County, Wastewater System Revenue8083963
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015930 | Honolulu Hawaii City & County, Wastewater System Revenue8083966
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015930 | Hawaii State, Airports System Authority8083653
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015930 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015930 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000015931 | Hawaii State, Airports System Authority8083668
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015931 | Hawaii State, Department of Budget & Finance8083747
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015931 | Hawaii State, Housing Finance & Development8083876
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015931 | Hawaii State, Housing Finance & Development8083868
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015931 | Hawaii State, Harbor System Revenue8083827
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015931 | Honolulu Hawaii City & County8083946
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | Hawaii State, Housing Finance & Development8083873
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | Honolulu Hawaii City & County, Wastewater System Revenue8083963
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015931 | Honolulu Hawaii City & County, Wastewater System Revenue8083966
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015931 | Hawaii State, Airports System Authority8083653
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015931 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015931 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	98.10%